SCHEDULE OF MATURITIES OF OPERATING LEASE LIABILITIES (Details) - USD ($)	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2021
Restructuring Cost and Reserve [Line Items]
2024	$ 18,491
2025	18,491
2026	1,541
Total future minimum lease payments	38,523
Less: imputed interest	2,012
Total	36,511	$ 42,574
One Eighty Holdings Ltd [Member]
Restructuring Cost and Reserve [Line Items]
2024	1,191	1,134
2025	1,191	753
2026	298
Total future minimum lease payments	2,680	3,118
Less: imputed interest	150	211
Total	$ 2,530	2,907	$ 4,284
2023		$ 1,134